LEASES, COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of right-of-use assets and lease liabilities
ROU assets (included in the Property, plant and equipment, net caption on our unaudited condensed consolidated balance sheet) and lease liabilities (included in the Other current liabilities and Other noncurrent liabilities captions on our unaudited condensed consolidated balance sheet) follow:

	March 31, 2020	December 31, 2019
	(In thousands)
ROU assets
Operating	$4,306	$3,580
Finance	2,649	3,159

	$6,955	$6,739
Lease liabilities, current
Operating	$967	$1,221
Finance	1,023	1,246

	$1,990	$2,467
Lease liabilities, noncurrent
Operating	$3,482	$2,513
Finance	483	676

	$3,965	$3,189

ROU assets (included in the Property, plant and equipment, net caption on our consolidated balance sheet) and lease liabilities (included in the Other current liabilities and Other noncurrent liabilities captions on our consolidated balance sheet) follow:

December 31,
2019
(In thousands)
ROU assets
Operating	$3,580
Finance	3,159

$6,739
Lease liabilities, current
Operating	$1,221
Finance	1,246

$2,467
Lease liabilities, noncurrent
Operating	$2,513
Finance	676

$3,189

Schedule of lease cost and other information
Lease cost and Other information follow:

	Three months ended March 31,
	2020	2019
	(In thousands)
Lease cost
Finance lease cost:
Amortization of ROU assets (included in depreciation and amortization)	$352	$368
Interest on lease liabilities (included in interest expense)	18	23
Operating lease cost (included in general and administrative expense)	772	832

	$1,142	$1,223

	Three months ended March 31,
	2020	2019
	(In thousands)
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$708	$821
Operating cash outflows from finance leases	18	23
Financing cash outflows from finance leases	417	445
ROU assets obtained in exchange for new operating lease liabilities	1,199	—
ROU assets obtained in exchange for new finance lease liabilities	—	693
Weighted-average remaining lease term (years) - operating leases	6.0	3.5
Weighted-average remaining lease term (years) - finance leases	2.0	2.0
Weighted-average discount rate - operating leases	5%	5%
Weighted-average discount rate - finance leases	4%	4%

Lease cost and Other information follow:

Year ended December 31, 2019
(In thousands)
Lease cost
Finance lease cost:
Amortization of ROU assets (included in depreciation and amortization)	$1,559
Interest on lease liabilities (included in interest expense)	102
Operating lease cost (included in general and administrative expense)	3,345

$5,006

Twelve months ended
December 31, 2019
(In thousands)
Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	$3,396
Operating cash outflows from finance leases	102
Financing cash outflows from finance leases	1,873
ROU assets obtained in exchange for new operating lease liabilities	1,218
ROU assets obtained in exchange for new finance lease liabilities	1,350
Weighted-average remaining lease term (years) - operating leases	5.8
Weighted-average remaining lease term (years) - finance leases	2.0
Weighted-average discount rate - operating leases	5%
Weighted-average discount rate - finance leases	4%

Schedule of total rent expense related to operating leases
We recognize total lease expense incurred or allocated to us in general and administrative expenses. Lease expense related to operating leases, including lease expense incurred on our behalf and allocated to us, was as follows:

	Three months ended March 31,
	2020	2019
	(In thousands)
Lease expense	$953	$990

We recognize total lease expense incurred or allocated to us in general and administrative expenses. Lease expense related to operating leases, including lease expense incurred on our behalf and allocated to us, was as follows:

	Year ended December 31,
	2019	2018	2017
	(In thousands)
Lease expense	$4,038	$4,108	$3,963

Future minimum lease payments due and future minimum rentals to be received under noncancelable leases and subleases
Future minimum lease payments due under noncancelable leases for the remainder of 2020 and each of the five succeeding fiscal years and thereafter, were as follows:

	March 31, 2020
	(In thousands)
	Operating	Finance
2020	$1,046	$873
2021	1,125	606
2022	883	76
2023	741	—
2024	555	—
2025	464	—
Thereafter	742	—

Total future minimum lease payments	$5,556	$1,555

Future minimum lease payments due under noncancelable leases at December 31, 2019 and each of the five succeeding fiscal years and thereafter, were as follows:

	December 31, 2019
	(In thousands)
	Operating	Finance
2020	$1,705	$1,299
2021	1,004	616
2022	551	76
2023	408	—
2024	240	—
2025	153	—
Thereafter	742	—

Total future minimum lease payments	$4,803	$1,991

Future minimum lease payments due under noncancelable leases at December 31, 2019, were as follows

	December 31, 2019
	(In thousands)
	Operating	Finance
2020	$1,705	$1,299
2021	1,004	616
2022	551	76
2023	408	—
2024	240	—
2025	153	—
Thereafter	742	—

Total future minimum lease payments	$4,803	$1,991

Future minimum lease payments due under noncancelable operating leases
Future minimum lease payments due under noncancelable operating leases (under ASC 840) at December 31, 2018, were as follows:

December 31,
2018
(In thousands)
2019	$3,133
2020	1,018
2021	550
2022	506
2023	373
Thereafter	621

Total future minimum lease payments	$6,201

Schedule of Future Payments Due Under Finance Leases
Future payments due under finance leases (under ASC 840) at December 31, 2018, were as follows:

December 31,
2018
(In thousands)
2019	$1,473
2020	902
2021	174

Total finance lease obligations	2,549
Less: Amounts representing interest	(104)

Net present value of finance lease obligations	2,445
Less: Amount representing current portion (included in Other current liabilities)	(1,406)

Finance lease obligations, less current portion (included in Other noncurrent liabilities)	$1,039

Schedule of accrued environmental remediation
A rollforward of the aggregate accrued environmental remediation liabilities follows.

Total
(In thousands)
Accrued environmental remediation, January 1, 2020	$4,651
Payments made	(17)

Accrued environmental remediation, March 31, 2020	$4,634

A rollforward of the aggregate accrued environmental remediation liabilities follows.

Total
(In thousands)
Accrued environmental remediation, January 1, 2018	$5,344
Payments made	(3,808)
Additional accruals	4,100

Accrued environmental remediation, December 31, 2018	$5,636
Payments made	(2,284)
Additional accruals	1,299

Accrued environmental remediation, December 31, 2019	$4,651